Earnings (loss) per share (Narrative) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share	1,550	227
Description of anti-dilutive effect excluded from computation of earnings per share	The total number of shares issuable from options, warrants and RSUs that are excluded from the computation of diluted earnings (loss) per share because their effect would be anti-dilutive was 1,550 for the year ended December 31, 2022 (year ended December 31, 2021 - 227)